Taxation - Components of Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Current tax expense	$ 57.5	$ 50.5	$ 20.5
Change in deferred tax	0.7	(16.5)	(2.1)
Total	$ 58.2	$ 34.0	$ 18.4